Significant Accounting Policies - Medical Expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
P3 Health Partners Inc.
Healthcare Services Expense and Claims Payable
Liabilities For Healthcare Services Incurred, But Not Yet Reported	$ 101,958,324	$ 56,934,400